Valuation of debt and equity investments and certain liabilities (Fair value assets and liabilities measured on recurring basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Money market funds	$ 211	$ 55
Corporate obligations	513	294
U.S. Government agency and Treasury securities	3,019	2,121
Auction-rate securities		134
Mutual funds	159	169
Total assets	3,902	2,773
Deferred compensation	174	191
Total liabilities	174	191
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Money market funds	211	55
Corporate obligations	0	0
U.S. Government agency and Treasury securities	1,145	606
Auction-rate securities		0
Mutual funds	159	169
Total assets	1,515	830
Deferred compensation	174	191
Total liabilities	174	191
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Money market funds	0	0
Corporate obligations	513	294
U.S. Government agency and Treasury securities	1,874	1,515
Auction-rate securities		0
Mutual funds	0	0
Total assets	2,387	1,809
Deferred compensation	0	0
Total liabilities	0	0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Money market funds	0	0
Corporate obligations	0	0
U.S. Government agency and Treasury securities	0	0
Auction-rate securities		134
Mutual funds	0	0
Total assets	0	134
Deferred compensation	0	0
Total liabilities	$ 0	$ 0